PIMCO Funds

Supplement Dated July 31, 2013 to the

Short Duration Strategy Funds Institutional Class, Class M, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R Prospectus (the “Prospectus”),

dated July 31, 2013, as supplemented from time to time

Disclosure Related to Sales Charges and Shareholder Privileges

Certain changes to the sales charges for Class A shares of certain Funds and to shareholder privileges for the Funds were previously disclosed in a supplement dated July 1, 2013. Those changes have been incorporated into the Prospectus, but are not effective until October 1, 2013.

Accordingly, the following changes to the Prospectus are effective prior to October 1, 2013.

The Maximum Deferred Sales Charge (Load) for Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO Short Asset Investment and PIMCO Short-Term Funds is 0.50%.

The footnote to the “PIMCO Low Duration, PIMCO Short Asset Investment and PIMCO Short-Term Funds – Class A Shares” table in the “Classes of Shares – Sales Charges – Initial Sales Charges – Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

*

As shown, investors that purchase $250,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $250,000 or more of Class A shares may be subject to a contingent deferred sales charge of 0.50% (or 0.75% in the case of the PIMCO Low Duration Fund) if the shares are redeemed during the first 18 months after their purchase. See “Contingent Deferred Sales Charges – Class A Shares” below.

The second paragraph of the “Classes of Shares – Sales Charges – Initial Sales Charges – Class A Shares – Combined Purchase Privilege and Right of Accumulation (Breakpoints)” section of the Prospectus is deleted in its entirety and replaced with the following:

The term “Qualifying Investor” refers to:

1.

an individual, such individual’s spouse or domestic partner, as recognized by applicable state law, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member); or

2.	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or
3.	an employee benefit plan of a single employer.

*

For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (1) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

The first paragraph of the “Classes of Shares – Sales Charges – Initial Sales Charges – Class A Shares – Letter of Intent” section of the Prospectus is deleted in its entirety and replaced with the following:

Letter of Intent. Investors may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 (or $100,000 for certain funds) within a period of 13 months in Class A shares of the Eligible Fund(s) in this prospectus. The maximum intended investment allowable in a Letter of Intent is $1,000,000 (except for Class A shares of the PIMCO Low Duration, PIMCO Short Asset Investment and PIMCO Short-Term Funds for which the maximum intended investment amount is $100,000). Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single purchase of the dollar amount indicated in the Letter of Intent. At the investor’s option, a Letter of Intent may include purchases of Class A shares of any Eligible Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13 month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter of Intent will not be adjusted. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

The “Classes of Shares – Sales Charges – Contingent Deferred Sales Charges – Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

Unless you are eligible for a waiver, if you purchase $1,000,000 ($250,000 in the case of the PIMCO Low Duration, PIMCO Short Asset Investment and PIMCO Short-Term Funds) or more of Class A shares (and, thus, pay no initial sales charge) of a Fund, you will be subject to a 1% (0.75% in the case of the PIMCO Low Duration Fund and 0.50% in the case of the PIMCO Short Asset Investment and PIMCO Short-Term Funds) CDSC if you sell (redeem) your Class A shares within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_073113

PIMCO Funds

Supplement Dated July 31, 2013 to the

Tax-Efficient Strategy Funds Institutional Class, Class P, Administrative Class, Class D,

Class A, Class B, Class C and Class R Prospectus (the “Prospectus”),

dated July 31, 2013, as supplemented from time to time

Disclosure Related to Sales Charges and Shareholder Privileges

Certain changes to the sales charges for Class A shares of certain Funds and to shareholder privileges for the Funds were previously disclosed in a supplement dated July 1, 2013. Those changes have been incorporated into the Prospectus, but are not effective until October 1, 2013.

Accordingly, the following changes to the Prospectus are effective prior to October 1, 2013.

The Maximum Sales Charge (Load) Imposed on Purchases of Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond and PIMCO New York Municipal Bond Funds is 3.75%.

The Maximum Deferred Sales Charge (Load) for Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond and PIMCO National Intermediate Municipal Bond Funds is 1.00%.

The Maximum Deferred Sales Charge (Load) for Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO California Short Duration Municipal Income, PIMCO New York Municipal Bond and PIMCO Short Duration Municipal Income Funds is 0.50%.

Information pertaining to Class A shares in the PIMCO California Intermediate Municipal Bond Fund’s Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299

Information pertaining to Class A shares in the PIMCO California Municipal Bond Fund’s Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$453	$618	$797	$1,316

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$453	$618	$797	$1,316

Information pertaining to Class A shares in the PIMCO High Yield Municipal Bond Fund’s Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$459	$636	$829	$1,385

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$459	$636	$829	$1,385

Information pertaining to Class A shares in the PIMCO Municipal Bond Fund’s Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$449	$606	$776	$1,270

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$449	$606	$776	$1,270

Information pertaining to Class A shares in the PIMCO National Intermediate Municipal Bond Fund’s Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$454	$621	$803	$1,328

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$454	$621	$803	$1,328

Information pertaining to Class A shares in the PIMCO New York Municipal Bond Fund’s Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299

The tables immediately following the second paragraph in the “Classes of Shares – Sales Charges – Initial Sales Charges – Class A Shares” section of the Prospectus are deleted in their entirety and replaced with the following:

PIMCO California Short Duration Municipal Income and PIMCO Short Duration Municipal Income Funds – Class A Shares

Amount of Purchase	Initial Sales Charge as % of Public Offering Price	Initial Sales Charge as % of New Amount Invested
Under $100,000	2.25%	2.30%
$100,000 but under $250,000	1.25%	1.27%
$250,000 +	0.00%*	0.00%*
*

As shown, investors that purchase $250,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $250,000 or more of Class A shares may be subject to a contingent deferred sales charge of 0.50% if the shares are redeemed during the first 18 months after their purchase. See “Contingent Deferred Sales Charges – Class A Shares” below.

All other Funds – Class A Shares

Amount of Purchase	Initial Sales Charge as % of Public Offering Price	Initial Sales Charge as % of New Amount Invested
Under $100,000	3.75%	3.90%
$100,000 but under $250,000	3.25%	3.36%
$250,000 but under $500,000	2.25%	2.30%
$500,000 but under $1,000,000	1.75%	1.78%
$1,000,000 +	0.00%*	0.00%*
*

As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% (0.50% in the case of the PIMCO New York Municipal Bond Fund) if the shares are redeemed during the first 18 months after their purchase. See “Contingent Deferred Sales Charges – Class A Shares” below.

The second paragraph of the “Classes of Shares – Sales Charges – Initial Sales Charges – Class A Shares – Combined Purchase Privilege and Right of Accumulation (Breakpoints)” section of the Prospectus is deleted in its entirety and replaced with the following:

The term “Qualifying Investor” refers to:

1.

an individual, such individual’s spouse or domestic partner, as recognized by applicable state law, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member); or

2.	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or
3.	an employee benefit plan of a single employer.

*

For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (1) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

The first paragraph of the “Classes of Shares – Sales Charges – Initial Sales Charges – Class A Shares – Letter of Intent” section of the Prospectus is deleted in its entirety and replaced with the following:

Letter of Intent. Investors may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 (or $100,000 for certain funds) within a period of 13 months in Class A shares of the Eligible Fund(s) in this prospectus. The maximum intended investment allowable in a Letter of Intent is $1,000,000 (except for Class A shares of the PIMCO California Short Duration Municipal Income and PIMCO Short Duration Municipal Income Funds for which the maximum intended investment amount is $100,000). Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single purchase of the dollar amount indicated in the Letter of Intent. At the investor’s option, a Letter of Intent may include purchases of Class A shares of any Eligible Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13 month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter of Intent will not be adjusted. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

The “Classes of Shares – Sales Charges – Contingent Deferred Sales Charges – Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

Unless you are eligible for a waiver, if you purchase $1,000,000 ($250,000 in the case of the PIMCO California Short Duration Municipal Income and PIMCO Short Duration Municipal Income Funds) or more of Class A shares (and, thus, pay no initial sales charge) of a Fund, you will be subject to a 1% (0.50% in the case of the PIMCO California Short Duration Municipal Income, PIMCO New York Municipal Bond and PIMCO Short Duration Municipal Income Funds) CDSC if you sell (redeem) your Class A shares within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_073113

PIMCO Funds

Supplement Dated July 31, 2013 to the

Credit Bond Funds Institutional Class, Class P, Administrative Class, Class D,

Class A, Class B, Class C and Class R Prospectus (the “Prospectus”),

dated July 31, 2013, as supplemented from time to time

Disclosure Related to Sales Charges and Shareholder Privileges

Certain changes to the sales charges for Class A shares of certain Funds and to shareholder privileges for the Funds were previously disclosed in a supplement dated July 1, 2013. Those changes have been incorporated into the Prospectus, but are not effective until October 1, 2013.

Accordingly, the following changes to the Prospectus are effective prior to October 1, 2013.

The Maximum Sales Charge (Load) Imposed on Purchases of Class A shares in the Shareholder Fees table in the Fund Summary for the PIMCO Senior Floating Rate Fund is 3.75%.

The Maximum Deferred Sales Charge (Load) for Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO Floating Income Fund and the PIMCO Senior Floating Rate Fund is 0.50% and 1.00%, respectively.

Information pertaining to Class A shares in the PIMCO Senior Floating Rate Fund’s Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$483	$712	$958	$1,665

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$483	$712	$958	$1,665

The table titled “PIMCO Floating Income and PIMCO Senior Floating Rate Funds – Class A Shares” in the “Classes of Shares – Sales Charges – Initial Sales Charges – Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

PIMCO Floating Income Fund – Class A Shares

Amount of Purchase	Initial Sales Charge as % of Public Offering Price	Initial Sales Charge as % of New Amount Invested
Under $100,000	2.25%	2.30%
$100,000 but under $250,000	1.25%	1.27%
$250,000 +	0.00%*	0.00%*
*

As shown, investors that purchase $250,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $250,000 or more of Class A shares may be subject to a contingent deferred sales charge of 0.50% if the shares are redeemed during the first 18 months after their purchase. See “Contingent Deferred Sales Charges – Class A Shares” below.

The second paragraph of the “Classes of Shares – Sales Charges – Initial Sales Charges – Class A Shares – Combined Purchase Privilege and Right of Accumulation (Breakpoints)” section of the Prospectus is deleted in its entirety and replaced with the following:

The term “Qualifying Investor” refers to:

1.

an individual, such individual’s spouse or domestic partner, as recognized by applicable state law, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member); or

2.	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or
3.	an employee benefit plan of a single employer.

*

For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (1) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

The first paragraph of the “Classes of Shares – Sales Charges – Initial Sales Charges – Class A Shares – Letter of Intent” section of the Prospectus is deleted in its entirety and replaced with the following:

Letter of Intent. Investors may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 (or $100,000 for certain funds) within a period of 13 months in Class A shares of the Eligible Fund(s) in this prospectus. The maximum intended investment allowable in a Letter of Intent is $1,000,000 (except for Class A shares of the PIMCO Floating Income Fund for which the maximum intended investment amount is $100,000). Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single purchase of the dollar amount indicated in the Letter of Intent. At the investor’s option, a Letter of Intent may include purchases of Class A shares of any Eligible Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13 month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter of Intent will not be adjusted. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

The “Classes of Shares – Sales Charges – Contingent Deferred Sales Charges – Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

Unless you are eligible for a waiver, if you purchase $1,000,000 ($250,000 in the case of the PIMCO Floating Income Fund) or more of Class A shares (and, thus, pay no initial sales charge) of a Fund, you will be subject to a 1% (0.50% in the case of the PIMCO Floating Income Fund) CDSC if you sell (redeem) your Class A shares within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_073113

PIMCO Funds

Supplement Dated July 31, 2013 to the

Asset Allocation Funds Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R Prospectus; Bond Funds Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R Prospectus; Equity-Related Strategy Funds Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R Prospectus; International Bond Funds Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R Prospectus; and Real Return Strategy Funds Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R Prospectus; (collectively, the “Prospectuses”), each dated July 31, 2013, as supplemented from time to time

Disclosure Related to Sales Charges and Shareholder Privileges

Certain changes to shareholder privileges for the Funds were previously disclosed in a supplement dated July 1, 2013. Those changes have been incorporated into the Prospectuses, but are not effective until October 1, 2013.

Accordingly, the following changes to the Prospectuses are effective prior to October 1, 2013.

The second paragraph of the “Classes of Shares – Sales Charges – Initial Sales Charges – Class A Shares – Combined Purchase Privilege and Right of Accumulation (Breakpoints)” section of the Prospectuses is deleted in its entirety and replaced with the following:

The term “Qualifying Investor” refers to:

1.

an individual, such individual’s spouse or domestic partner, as recognized by applicable state law, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member); or

2.	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or
3.	an employee benefit plan of a single employer.

*

For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (1) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP4_073113

PIMCO Funds

Supplement Dated July 31, 2013 to the

Statement of Additional Information (the “SAI”),

dated July 31, 2013, as supplemented from time to time

Disclosure Related to Sales Charges, Shareholder Privileges

and Minimum Investment Amounts

Certain changes to the sales charges for Class A shares of certain Funds and to shareholder privileges for the Funds were previously disclosed in a supplement dated July 1, 2013. Those changes have been incorporated into the SAI, but are not effective until October 1, 2013.

Accordingly, the following changes to the SAI are effective prior to October 1, 2013.

The following disclosure replaces the row relating to the Automatic Investment Plan in the table in the “Distribution of Trust Shares – Purchases, Exchanges and Redemptions – Summary of Minimum Investments for Class A and Class C Shares” section of the SAI:

Type of Account	Initial Minimum Investment	Subsequent Minimum Investment
Automatic Investment Plan	$1,000 per Fund	$50 per Fund

The third paragraph of the “Distribution of Trust Shares – Purchases, Exchanges and Redemptions – Class R” section of the SAI is deleted in its entirety and replaced with the following:

The maximum purchase of Class C shares of a Fund in a single purchase is $499,999 ($249,999 for the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds). If an investor intends to purchase Class C shares: (i) for more than one Fund and the aggregate purchase price for all such purchases will exceed $499,999 ($249,999 for the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds) for Class C shares; or (ii) for one Fund in a series of transactions and the aggregate purchase amount will exceed $499,999 ($249,999 for the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds) for Class C shares, then in either such event the investor should consider whether purchasing another share class may be in the investor’s best interests. The Funds may refuse any order to purchase shares.

The first full paragraph of the “Distribution of Trust Shares – Purchases, Exchanges and Redemptions – Exempt Transactions” section of the SAI is deleted in its entirety and replaced with the following:

(i) a redemption by a holder of Class A shares who purchased $250,000 or more of Class A Shares of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds (and therefore did not pay an initial sales charge) where pursuant to an agreement between the broker-dealer and the Distributor, the Distributor did not pay at the time of purchase the upfront commission it normally would have paid the broker-dealer but began paying distribution and/or shareholder services fees immediately; and

The “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Initial Sales Charge Alternative – Class A Shares” section of the SAI is deleted in its entirety and replaced with the following:

Initial Sales Charge Alternative – Class A Shares. Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge. As indicated below under “Class A Deferred Sales Charge,” certain investors who purchase $1,000,000 ($250,000 in the case of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Asset Investment Fund, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds) or more of any Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of up to 1% if they redeem such shares during the first 18 months after their purchase. Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds are not subject to an initial sales charge or CDSC.

PIMCO All Asset All Authority, PIMCO Convertible, PIMCO CommoditiesPLUS® Short Strategy, PIMCO CommoditiesPLUS® Strategy, PIMCO CommodityRealReturn Strategy, PIMCO Global Multi-Asset, PIMCO Inflation Response Multi-Asset, PIMCO RealEstateRealReturn Strategy, PIMCO RealRetirement® Income and Distribution, PIMCO RealRetirement® 2015, PIMCO RealRetirement® 2020, PIMCO RealRetirement® 2025, PIMCO RealRetirement® 2030, PIMCO RealRetirement® 2035, PIMCO RealRetirement® 2040, PIMCO RealRetirement® 2045 and PIMCO RealRetirement® 2050 Funds

Amount of Purchase	Initial Sales Charge as % of Public Offering Price**	Initial Sales Charge as % of Net Amount Invested	Discount or Commission to dealers as % of Public Offering Price*
Under $50,000	5.50%	5.82%	4.75%
$50,000 but under $100,000	4.50%	4.71%	4.00%
$100,000 but under $250,000	3.50%	3.63%	3.00%
$250,000 but under $500,000	2.50%	2.56%	2.00%
$500,000 but under $1,000,000	2.00%	2.04%	1.75%
$1,000,000 +	0.00%	0.00%[1]	0.00%[2]

PIMCO All Asset, PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO Credit Absolute Return, PIMCO Diversified Income, PIMCO EM Fundamental IndexPLUS® AR Strategy, PIMCO Emerging Local Bond, PIMCO Emerging Markets Bond, PIMCO Emerging Markets Corporate Bond, PIMCO Emerging Markets Currency, PIMCO Emerging Markets Full Spectrum Bond, PIMCO Foreign Bond (Unhedged), PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Fundamental Advantage Absolute Return Strategy, PIMCO Fundamental IndexPLUS® AR, PIMCO Global Advantage® Strategy Bond, PIMCO Global Bond (U.S. Dollar-Hedged), PIMCO GNMA, PIMCO High Yield, PIMCO High Yield Municipal Bond, PIMCO Income, PIMCO International Fundamental IndexPLUS® AR Strategy, PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged), PIMCO International StocksPLUS® AR Strategy Fund (Unhedged), PIMCO Investment Grade Corporate Bond, PIMCO Long-Term U.S. Government, PIMCO Mortgage-Backed Securities, PIMCO Mortgage Opportunities, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Real Income 2019®, PIMCO Real Income 2029®, PIMCO Real Return, PIMCO Senior Floating Rate, PIMCO Small Cap StocksPLUS® AR Strategy, PIMCO Small Company Fundamental IndexPLUS® AR Strategy, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Absolute Return, PIMCO StocksPLUS® AR Short Strategy, PIMCO Tax Managed Real Return, PIMCO Total Return, PIMCO Unconstrained Bond, PIMCO Unconstrained Tax Managed Bond and PIMCO Worldwide Fundamental Advantage AR Strategy Funds

Amount of Purchase	Initial Sales Charge as % of Public Offering Price**	Initial Sales Charge as % of Net Amount Invested	Discount or Commission to dealers as % of Public Offering Price*
Under $100,000	3.75%	3.90%	3.25%
$100,000 but under $250,000	3.25%	3.36%	2.75%
$250,000 but under $500,000	2.25%	2.30%	2.00%
$500,000 but under $1,000,000	1.75%	1.78%	1.50%
$1,000,000 +	0.00%[1]	0.00%[1]	0.00%[3]

PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds

Amount of Purchase	Initial Sales Charge as % of Public Offering Price**	Initial Sales Charge as % of Net Amount Invested	Discount or Commission to dealers as % of Public Offering Price*
Under $100,000	2.25%	2.30	2.00%
$100,000 but under $250,000	1.25%	1.27	1.00%
$250,000 +	0.00%[1]	0.00%[1]	0.00%[4]
(1)

As shown, investors who purchase more than $1,000,000 of any Fund’s Class A shares ($250,000 in the case of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds and certain purchases of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds described in Note 4 below, purchasers of $1,000,000 ($250,000 in the case of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds) or more of Class A shares (other than those purchasers described below under “Sales at Net Asset Value” where no commission is paid) will be subject to a CDSC of up to 1% (0.50% in the case of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds and 0.75% in the case of the PIMCO Low Duration Fund) if such shares are redeemed during the first 18 months after such shares are purchased unless such purchaser is eligible for a waiver of the CDSC as described under “Waiver of Contingent Deferred Sales Charges” above. See “Class A Deferred Sales Charge” below.

(2)

The Distributor will pay a commission to dealers that sell amounts of $1,000,000 or more of Class A shares according to the following tiered schedule: 1.00% of the first $2,000,000.99, 0.75% of amounts from $2,000,001 to $5,000,000.99, and 0.50% of amounts over $5,000,001. These payments are not made in connection with sales to employer-sponsored plans. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase.

(3)

The Distributor will pay a commission to dealers that sell amounts of $1,000,000 or more of Class A shares of each of these Funds except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds (for which no payments are made), in each case according to the following tiered schedule: 0.75% of the first $2,000,000.99 and 0.50% of amounts over $2,000,001. These payments are not made in connection with sales to employer-sponsored plans. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase.

(4)

(A) The Distributor will pay a commission to dealers that sell $250,000 or more of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds at the annual rate of 0.15% (0.35% in the case of the PIMCO Low Duration Fund) of the net asset value of such Class A shares as in effect from time to time; such commission shall be paid in installments covering the 18 month period commencing with the date of sale. Such installments shall be paid after the end of calendar quarters in accordance with the Distributor’s practice, which may change from time to time. Investors purchasing Class A shares of such Funds through such dealers will not be subject to the Class A CDSC on such shares. (B) Alternatively, dealers may elect (through an agreement with the Distributor) to receive a commission at the time of sale on purchases of $250,000 or more of these Funds of 0.25% of the public offering price (for purchases of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Short Duration Municipal Income, PIMCO Short Asset Investment, and PIMCO Short-Term Funds) or 0.50% of the public offering price (for purchases of the PIMCO Low Duration Fund). Investors who purchase through dealers that elect the commission schedule described in this clause (B) will be subject to the Class A CDSC. (C) In addition to the commissions described in (A) and (B) above, dealers may be entitled to receive an annual servicing fee of 0.25% of the net asset value of such shares for so long as such shares are outstanding, as described below under “Participating Brokers.” These payments are not made in connection with sales to employer-sponsored plans.

(*)	From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.

(**)

The initial sales charge shown is a percentage of the fund’s public offering price (“POP”), or the price you pay for each share you buy. This price is rounded to the nearest penny. The actual sales charge rate will be shown on your trade confirmation or statement, which – because of rounding – could be more or less than what is shown in the table. Rounding differences could be greater for small purchases or when a fund’s NAV is higher.

Each Fund receives the entire net asset value of its Class A shares purchased by investors (i.e., the gross purchase price minus the applicable sales charge). The Distributor receives the sales charge shown above less any applicable discount or commission “reallowed” to participating brokers in the amounts indicated in the tables above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker that obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

These discounts and commissions may be increased pursuant to special arrangements from time to time agreed upon between the Distributor and certain participating brokers.

The second paragraph of the “Distribution of Trust Shares – Purchases, Exchanges and Redemptions –Right of Accumulation and Combined Purchase Privilege (Breakpoints)” section of the SAI is deleted in its entirety and replaced with the following:

The term “Qualifying Investor” refers to:

1.

an individual, such individual’s spouse or domestic partner, as recognized by applicable state law, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member); or

2.	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or
3.	an employee benefit plan of a single employer.

*

For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (1) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

The “Distribution of Trust Shares – Purchases, Exchanges and Redemptions – Letter of Intent” section of the SAI is deleted in its entirety and replaced with the following:

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s) (which does not include the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds). The maximum intended investment amount allowable in a Letter of Intent is $1,000,000 (except for Class A shares of the PIMCO California Short Duration Municipal Income Fund, PIMCO Floating Income Fund, PIMCO Low Duration Fund, PIMCO Short Term Fund, PIMCO Short Asset Investment Fund, and PIMCO Short Duration Municipal Income Fund, for which the maximum intended investment amount is $100,000). Each purchase of Class A shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single purchase of the dollar amount indicated in the Letter. At the investor’s option, a Letter of Intent may include purchases of Class A shares of any Eligible Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter of Intent will not be adjusted. In making computations concerning the amount purchased for purpose of a Letter of Intent, any redemptions during the operative period are deducted from the amount invested and market appreciation in the value of the shareholder’s Fund shares is not included in the Letter of Intent.

Qualifying investors may purchase shares of the Eligible Funds (which does not include the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) under a single Letter of Intent. A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Eligible Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

If an investor wishes to enter into a Letter of Intent in conjunction with an initial investment in Class A shares of a Fund, the investor should complete the appropriate portion of the account application. A current Class A shareholder desiring to do so may obtain a form to initiate a Letter of Intent by contacting PIMCO Funds at 888.87.PIMCO or any broker participating in this program.

Class A shares purchased or held through a Plan Investor or any other employer-sponsored benefit program as well as Class A shares purchased at NAV through “wrap accounts” do not count for purposes of determining whether an investor has qualified for a reduced sales charge through the use of a Letter of Intent.

The “Distribution of Trust Shares – Purchases, Exchanges and Redemptions – Class A Deferred Sales Charge” section of the SAI is deleted in its entirety and replaced with the following:

Class A Deferred Sales Charge. For purchases of Class A shares of all Funds (except the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Government Money Market, PIMCO Low Duration, PIMCO Short Asset Investment, PIMCO Money Market, PIMCO Short Duration Municipal Income, PIMCO Short-Term and PIMCO Treasury Money Market Funds), investors who purchase $1,000,000 or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC if such shares are redeemed within 18 months of their purchase. Certain purchases of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds described above under “Initial Sales Charge – Class A Shares” will be subject to a CDSC of 0.75% (for the PIMCO Low Duration Fund) or 0.50% (for the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds) if such shares are redeemed within 18 months after their purchase. The CDSCs described in this paragraph are sometimes referred to as the “Class A CDSC.”

The Class A CDSC does not apply to Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds. However, if Class A shares of these Funds are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 or more ($249,999 or more in the case of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds)) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 18 months from the date of the exchange.

For Class A shares outstanding for 18 months or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% (0.10% for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) of the net asset value of such shares.

Investors Should Retain This Supplement for Future Reference

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